Intangible assets (Tables)	3 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2023	1,382	2,349	44	3,775
Effects of foreign exchange	(37)	(14)	(1)	(52)
Balance – March 31, 2024	1,345	2,335	43	3,723

Accumulated amortization
Balance – December 31, 2023	729	601	44	1,374
Amortization	56	117	—	173
Effects of foreign exchange	(20)	(9)	(1)	(30)
Balance – March 31, 2024	765	709	43	1,517

Carrying value
Balance – December 31, 2023	653	1,748	—	2,401
Balance – March 31, 2024	580	1,626	—	2,206